Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000000790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000000790 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000790 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000790 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000790 [Member] | Consumer cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000790 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000790 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000000790 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000790 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000790 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000790 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000790 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000790 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000000790 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000790 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000790 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
C000000790 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000000792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000000792 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000792 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000792 [Member] | Consumer cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000792 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000792 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000000792 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000792 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000792 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000792 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000792 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000792 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000000792 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000792 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000792 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000000792 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000000793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000000793 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000793 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000793 [Member] | Consumer cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000793 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000793 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000000793 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000793 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000793 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000793 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000793 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000793 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000000793 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000793 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000793 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[3]
C000000793 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)

[1]	Amount represents less than 0.1%.
[2]	Amount represents less than 0.1%.
[3]	Amount represents less than 0.1%.